Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (20,667)	SFr (23,150)		SFr (23,150)
Balance at end of period	(21,697)	(20,667)		(21,697)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	103	206	SFr 253	206	SFr 28
Increase/(decrease)	(19)	(91)	13	(110)	168
Reclassification adjustments, included in net income	(22)	(12)	5	(34)	75
Total increase/(decrease)	(41)	(103)	18	(144)	243
Balance at end of period	62	103	271	62	271
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(15,534)	(17,528)	(15,064)	(17,528)	(14,469)
Increase/(decrease)	(471)	1,994	(450)	1,523	(1,045)
Reclassification adjustments, included in net income	0	0	17	0	17
Total increase/(decrease)	(471)	1,994	(433)	1,523	(1,028)
Balance at end of period	(16,005)	(15,534)	(15,497)	(16,005)	(15,497)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	13	13	28	13	30
Increase/(decrease)	0	0	(47)	0	(52)
Reclassification adjustments, included in net income	0	0	29	0	32
Total increase/(decrease)	0	0	(18)	0	(20)
Balance at end of period	13	13	10	13	10
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(3,662)	(3,727)	(3,617)	(3,727)	(3,690)
Increase/(decrease)	(89)	(3)	0	(92)	0
Reclassification adjustments, included in net income	78	68	73	146	146
Total increase/(decrease)	(11)	65	73	54	146
Balance at end of period	(3,673)	(3,662)	(3,544)	(3,673)	(3,544)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	432	456	570	456	604
Increase/(decrease)	0	0	0	0	0
Reclassification adjustments, included in net income	(24)	(24)	(34)	(48)	(68)
Total increase/(decrease)	(24)	(24)	(34)	(48)	(68)
Balance at end of period	408	432	536	408	536
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(2,019)	(2,570)	1,578	(2,570)	(2,772)
Increase/(decrease)	(514)	505	(2,680)	(9)	1,593
Reclassification adjustments, included in net income	31	46	22	77	99
Total increase/(decrease)	(483)	551	(2,658)	68	1,692
Balance at end of period	(2,502)	(2,019)	(1,080)	(2,502)	(1,080)
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(20,667)	(23,150)	(16,252)	(23,150)	(20,269)
Increase/(decrease)	(1,093)	2,405	(3,164)	1,312	664
Reclassification adjustments, included in net income	63	78	112	141	301
Total increase/(decrease)	(1,030)	2,483	(3,052)	1,453	965
Balance at end of period	(21,697)	(20,667)	(19,304)	(21,697)	(19,304)
Bank
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(20,239)		(20,239)
Balance at end of period	(18,922)			(18,922)
Bank | Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		205		205	28
Increase/(decrease)				(109)	168
Reclassification adjustments, included in net income				(34)	75
Total increase/(decrease)				(143)	243
Balance at end of period	62		271	62	271
Bank | Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(17,517)		(17,517)	(14,560)
Increase/(decrease)				1,473	(1,015)
Reclassification adjustments, included in net income				0	17
Total increase/(decrease)				1,473	(998)
Balance at end of period	(16,044)		(15,558)	(16,044)	(15,558)
Bank | Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		13		13	30
Increase/(decrease)				0	(52)
Reclassification adjustments, included in net income				0	32
Total increase/(decrease)				0	(20)
Balance at end of period	13		10	13	10
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(460)		(460)	(417)
Increase/(decrease)				(85)	0
Reclassification adjustments, included in net income				0	7
Total increase/(decrease)				(85)	7
Balance at end of period	(545)		(410)	(545)	(410)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(11)		(11)	(7)
Increase/(decrease)				(1)	0
Reclassification adjustments, included in net income				1	0
Total increase/(decrease)				0	0
Balance at end of period	(11)		(7)	(11)	(7)
Bank | Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		(2,469)		(2,469)	(2,620)
Increase/(decrease)				(5)	1,515
Reclassification adjustments, included in net income				77	99
Total increase/(decrease)				72	1,614
Balance at end of period	(2,397)		(1,006)	(2,397)	(1,006)
Bank | Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period		SFr (20,239)		(20,239)	(17,546)
Increase/(decrease)				1,273	616
Reclassification adjustments, included in net income				44	230
Total increase/(decrease)				1,317	846
Balance at end of period	SFr (18,922)		SFr (16,700)	SFr (18,922)	SFr (16,700)